INVESTMENTS IN ASSOCIATES - The Group's investments in associates (Details) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of associates [line items]
Share of net assets	¥ 24,513	$ 3,521	¥ 4,433
Associates [member]
Disclosure of associates [line items]
Share of net assets	¥ 24,513		¥ 4,433